Stockholders Equity (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended
	Oct. 31, 2014	Feb. 28, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2015	Mar. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2015	Sep. 30, 2013	Jun. 01, 2013	Jun. 10, 2013	Jan. 02, 2014	Sep. 20, 2013
Class of Stock [Line Items]
Called for issuance of shares, values				$ (6,000,000)
Additional shares issued, value					0
Common stock issued for equity issuance costs			630,000	630,000
Employee bonus, Share				337,500
Employee bonus, Value		337,500		570,375
Additional working capital		3,000,000		3,000,000
Fully diluted shares		7,000,000		7,000,000
Equity issuance cost			2,950,000	2,950,000
Warrants exercised, number of shares	50,000			500,000
Common stock, shares authorized			500,000,000	500,000,000	500,000,000
Common stock par value			$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	35,417		22,924,819	22,867,319	14,817,496
Common stock, shares outstanding			22,924,819	22,867,319	14,817,496
Common stock value, Issued			22,925	22,867	14,817
Deferred stock compensation			103,125		270,462		(472,669)	(472,669)			(287,857)
Gross proceeds				41,667	105,420
Shares granted				387,500	2,175,000
Consulting Agreement [Member]
Class of Stock [Line Items]
Additional shares issued				10,000								20,000
Shares Issued, per share value				$ 1.85								$ 1.50
Common stock par value												$ 1.945
Common stock, shares issued												20,000
Capital Support Agreement [Member]
Class of Stock [Line Items]
Called for issuance of shares						90,000
Additional shares issued			45,000
Called for issuance of shares, values			112,500
Additional shares issued			60,000
Common stock par value													$ 1.66
Common stock, shares issued													44,000
Separation Agreement [Member]
Class of Stock [Line Items]
Common stock, shares issued														250,000	250,000
Common stock value, Issued															505,000
Deferred stock compensation															174,808
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of comman stock shares								8,333,333
Sale of common stock value								10,000,000
Warrant exercise price period							5 years
Sale of stock price per share							$ 1.20	$ 1.20
Sales of common stock							8,333,333
Gross proceeds							10,000,000
Placement agents [Member]
Class of Stock [Line Items]
Warrant exercise price period								5 years
Commissions percentage							9.70%	9.70%
Commissions							970,000	970,000
Purchase of warrants							804,139	804,139
Warrants, Value							1,110,211
Exercise price							$ 1.20	$ 1.20
Employee Bonus							240,000	240,000
Three executive officers [Member]
Class of Stock [Line Items]
Additional shares issued							200,000	200,000
Employee Bonus							240,000	240,000
Consultant [Member]
Class of Stock [Line Items]
Additional shares issued							150,000	150,000
Vicis Capital Master Fund [Member]
Class of Stock [Line Items]
Debt redemption, amount			6,000,000	6,000,000
Officer [Member]
Class of Stock [Line Items]
Additional shares issued							410,348	410,348	410,348
Warrants exercised, number of shares								500,000	500,000
Director [Member]
Class of Stock [Line Items]
Called for issuance of shares										6,250
Additional shares issued				7,065						12,500
Additional shares issued										12,500
Additional shares issued, value										16,375
Common stock, shares issued				12,500
Common stock value, Issued				$ 23,166
Shares granted				19,565